Related Party Transaction - Significant Balances Between the Group and its Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 1,451	$ 208	¥ 54,493
Ms. Wenjing Song
Related Party Transaction [Line Items]
Amounts due to related parties	254		10,500
CEO and the Chairman of the Board of Directors | Mr. Yunlong Sha
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 1,197		¥ 43,993